Financial Highlights - Summary of Financial Highlights (Detail) - $ / shares	3 Months Ended	4 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Investment Company, Financial Highlights [Line Items]
Net asset value per Share, beginning of period	$ 24.33	$ 25
Net investment loss	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investment in gold	(1.94)	(2.61)
Net change in net assets from operations	(1.95)	(2.62)
Net asset value per Share, end of period	$ 22.38	$ 22.38
Total return, at net asset value	(8.01%)	(10.48%)
Ratio to average net assets
Net investment loss	(0.15%)	(0.15%)
Net expenses	0.15%	0.15%